Bank indebtedness (Tables)	12 Months Ended
Mar. 28, 2015
Debt Disclosure [Abstract]
Summary of Company's Senior Credit Facility

The information concerning the Company’s senior secured credit facility is as follows:

	Fiscal Year Ended
	March 28, 2015	March 29, 2014
	(In thousands)
Maximum borrowing outstanding during the year	$86,450	$93,184
Average outstanding balance during the year	$73,207	$78,164
Weighted average interest rate for the year	3.3%	3.4%
Effective interest rate at year-end	3.2%	3.3%